Net Debt - Summary of Movement in Net Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in net debt
Net increase/(decrease) in cash and cash equivalents, net of overdrafts	$ 1,430	$ (500)	$ 563
Add back financing cash flows in respect of other components of net debt:
Principal element of lease payments	65	59	35
Issue of long-term bonds, including effect of currency swaps	(1,093)		(554)
Issue of commercial paper	(738)
Repayment of long-term bonds	290
Decrease/(increase) in other borrowings	125	(127)	268
Decrease/(increase) in net debt arising from cash flows	79	(568)
Other movements:
Lease liabilities	144	(43)
Increase in accrued interest	(5)	(7)
Acquisitions and disposals	19	(25)
Exchange and other adjustments	(101)	(57)
Decrease/(increase) in net debt	136	(700)
Net debt at beginning of the year	(2,665)	(1,965)
Net debt at end of the year	$ (2,529)	$ (2,665)	$ (1,965)